Composite Scheme of Amalgamation	12 Months Ended
Mar. 31, 2025
Composite Scheme Of Amalgamation
Composite Scheme of Amalgamation

45. Composite Scheme of Amalgamation

On August 12, 2024, the Board of Directors of Yatra Online Limited (“Subsidiary company”), approved a Composite Scheme of Amalgamation (“Scheme”) involving the Subsidiary company (the “Amalgamated Company”) and its five wholly-owned subsidiaries i.e. Travel.Co.In Private Limited, Yatra For Business Private Limited, Yatra TG Stays Private Limited, Yatra Corporate Hotel Solutions Private Limited and Yatra Hotel Solutions Private Limited and one stepdown subsidiary i.e. Yatra Online Freight Services Private Limited (Subsidiary of Yatra For Business Private Limited), (collectively referred to as the “Amalgamating Companies”). The primary objective of this amalgamation is to simplify management, operational, and corporate structures, as group involved in same line of business i.e., tour and travel, thereby enhancing efficiencies and generating synergies. The Scheme had been filed with the Hon’ble National Company Law Tribunal, Mumbai (“NCLT”) for requisite approvals. NCLT has, vide its order dated February 07, 2025, allowed the first motion application filed by the Company. Subsequently, Yatra India had filed the second motion application with NCLT for approval, which NCLT allowed via an order dated July 10, 2025. The Scheme is subject to additional requisite approvals/consents, as may be required in this regard.